Leases - Summary of Weighted-Average Remaining Lease Terms and Discount Rates (Detail)	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	7 years 4 months 24 days
Weighted-average remaining lease term of finance leases (in years)	10 years 8 months 12 days
Weighted-average discount rate of operating leases	3.20%
Weighted-average discount rate of finance leases	14.30%